UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2601
         New York, New York  10022

13F File Number:  28-11745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $790,656 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGIANT TRAVEL CO            COM              01748X102    18290   387756 SH       SOLE                   387756
AMARIN CORP PLC                SPONS ADR NEW    023111206      372   259901 SH  CALL SOLE                   259901
AMEDISYS INC                   COM              023436108     3096    63700 SH       SOLE                    63700
AMERICAN WTR WKS CO INC NEW    COM              030420103    49987  2230588 SH       SOLE                  2230588
AMERISOURCEBERGEN CORP         COM              03073E105    78351  3005414 SH       SOLE                  3005414
AMN HEALTHCARE SERVICES INC    COM              001744101     1927   212663 SH       SOLE                   212663
ANNTAYLOR STORES CORP          COM              036115103    18159  1331339 SH       SOLE                  1331339
APAC CUSTOMER SERVICES INC     COM              00185E106     2945   494189 SH       SOLE                   494189
BANK OF AMERICA CORPORATION    COM              060505104    33885  2250000 SH       SOLE                  2250000
BECTON DICKINSON & CO          COM              075887109    47316   600000 SH       SOLE                   600000
BLOUNT INTL INC NEW            COM              095180105     7200   712845 SH       SOLE                   712845
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    62040  2750000 SH       SOLE                  2750000
CARDIONET INC                  COM              14159L103     1485   250000 SH       SOLE                   250000
CARTER INC                     COM              146229109    13125   500000 SH       SOLE                   500000
CHRISTOPHER & BANKS CORP       COM              171046105    11375  1492802 SH       SOLE                  1492802
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204     9402   200000 SH       SOLE                   200000
CSX CORP                       COM              126408103    53339  1100000 SH       SOLE                  1100000
DIRECTV                        COM CL A         25490A101    53360  1600000 SH       SOLE                  1600000
EMULEX CORP                    COM NEW          292475209    21582  1980000 SH       SOLE                  1980000
FUEL SYS SOLUTIONS INC         COM              35952W103     3093    75000 SH       SOLE                    75000
GENOPTIX INC                   COM              37243V100    21751   612198 SH       SOLE                   612198
GULFPORT ENERGY CORP           COM NEW          402635304     6634   579347 SH       SOLE                   579347
HEARTLAND PMT SYS INC          COM              42235N108     4543   346000 SH       SOLE                   346000
HOT TOPIC INC                  COM              441339108     4789   754200 SH       SOLE                   754200
INTERACTIVE BROKERS GROUP IN   COM              45841N107    14176   800000 SH       SOLE                   800000
MASTERCARD INC                 CL A             57636Q104    51196   200000 SH       SOLE                   200000
MOVADO GROUP INC               COM              624580106     9720  1000000 SH       SOLE                  1000000
NEOSTEM INC                    *W EXP 07/16/201 640650115       13   125000 SH       SOLE                   125000
NEOSTEM INC                    COM NEW          640650305      310   200000 SH  CALL SOLE                   200000
NEXMED INC                     COM              652903105     1215  4261715 SH  CALL SOLE                  4261715
NICHOLAS FINANCIAL INC         COM NEW          65373J209     7140  1036220 SH       SOLE                  1036220
NYMOX PHARMACEUTICAL CORP      COM              67076P102    11355  2490112 SH       SOLE                  2490112
OFFICEMAX INC DEL              COM              67622P101    22842  1800000 SH       SOLE                  1800000
PACIFIC SUNWEAR CALIF INC      COM              694873100     1067   268100 SH       SOLE                   268100
PEETS COFFEE & TEA INC         COM              705560100     6840   205108 SH       SOLE                   205108
SCHEIN HENRY INC               COM              806407102    53578  1018600 SH       SOLE                  1018600
STAR GAS PARTNERS L P          UNIT LTD PARTNR  85512C105     4370  1055500 SH       SOLE                  1055500
SUNPOWER CORP                  DBCV 0.750% 8/0  867652AB5     3290  3400000 PRN      SOLE                  3400000
TECUMSEH PRODS CO              CL A             878895200     9397   803815 SH       SOLE                   803815
TUESDAY MORNING CORP           COM NEW          899035505     1862   721561 SH       SOLE                   721561
WASTE MGMT INC DEL             COM              94106L109    64239  1900000 SH       SOLE                  1900000